Acquisition of Real Estate (Consideration for the New Jersey Facility and the Preliminary Allocation of the Fair Value of Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Business Acquisition [Line Items]
Buildings	$ 52,439
Land	1,481
Total purchase price	63,250
Buildings, Weighted average useful life	40 years
Princeton Facility [Member]
Business Acquisition [Line Items]
Buildings		35,574
Land		17,976
Other		301
Total purchase price		73,300
Buildings, Weighted average useful life		40 years
Princeton Facility [Member] | Acquired Intangibles [Member]
Business Acquisition [Line Items]
Intangible assets		16,114
Intangible assets, Weighted average useful life		10 years
Princeton Facility [Member] | Other [Member]
Business Acquisition [Line Items]
Intangible assets, Weighted average useful life		10 years
Princeton Facility [Member] | Deferred Costs [Member]
Business Acquisition [Line Items]
Intangible assets		$ 3,335
Intangible assets, Weighted average useful life		10 years